Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Research and development	$ (29,821)	$ (20,484)	$ (8,553)
General and administration	(11,401)	(10,070)	(6,547)
Loss from operations	(41,222)	(30,554)	(15,100)
Finance income	8,978	1,166	0
Finance expense	(723)	(123)	(9)
Movement of expected credit loss	1	(121)	0
Foreign exchange (loss)/gain	(2,621)	7,176	5,907
Total other income	5,635	8,098	5,898
Loss before tax	(35,587)	(22,456)	(9,202)
Tax charge/(credit)	0	0	0
Loss for the year	(35,587)	(22,456)	(9,202)
Items that may be reclassified to profit or loss
Fair value movement on marketable securities	(95)	558	0
Currency translation adjustment	2,528	(7,132)	(6,103)
Total comprehensive loss for the year	(33,154)	(29,030)	(15,305)
Attributable to owners:
Loss for the year	(35,587)	(22,456)	(9,202)
Total comprehensive loss for the year	$ (33,154)	$ (29,030)	$ (15,305)
Loss per share
Basic loss per share (in dollars per share)	$ (0.68)	$ (0.43)	$ (0.21)
Diluted loss per share (in dollars per share)	$ (0.68)	$ (0.43)	$ (0.21)